Long -Term Borrowings - Debentures and Related Weighted Average Interest Rates (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Debt Instrument [Line Items]
Amount	$ 278,616	$ 276,989
Weighted-Average Rate	7.75%	6.60%
United Statutory Trust III [Member]
Debt Instrument [Line Items]
Amount	$ 20,619	$ 20,619
Weighted-Average Rate	8.49%	7.59%
United Statutory Trust IV [Member]
Debt Instrument [Line Items]
Amount	$ 25,774	$ 25,774
Weighted-Average Rate	8.50%	7.27%
United Statutory Trust V [Member]
Debt Instrument [Line Items]
Amount	$ 51,547	$ 51,547
Weighted-Average Rate	7.21%	5.29%
United Statutory Trust VI [Member]
Debt Instrument [Line Items]
Amount	$ 30,928	$ 30,928
Weighted-Average Rate	6.95%	6.07%
Premier Statutory Trust II [Member]
Debt Instrument [Line Items]
Amount	$ 6,186	$ 6,186
Weighted-Average Rate	8.76%	7.18%
Premier Statutory Trust III [Member]
Debt Instrument [Line Items]
Amount	$ 8,248	$ 8,248
Weighted-Average Rate	7.39%	6.51%
Premier Statutory Trust IV [Member]
Debt Instrument [Line Items]
Amount	$ 14,433	$ 14,433
Weighted-Average Rate	7.17%	6.28%
Premier Statutory Trust V [Member]
Debt Instrument [Line Items]
Amount	$ 10,310	$ 10,310
Weighted-Average Rate	7.25%	6.37%
Centra Statutory Trust I [Member]
Debt Instrument [Line Items]
Amount	$ 10,000	$ 10,000
Weighted-Average Rate	7.92%	7.04%
Centra Statutory Trust II [Member]
Debt Instrument [Line Items]
Amount	$ 10,000	$ 10,000
Weighted-Average Rate	7.31%	5.73%
Virginia Commerce Trust II [Member]
Debt Instrument [Line Items]
Amount	$ 13,397	$ 13,166
Weighted-Average Rate	8.88%	8.45%
Virginia Commerce Trust III [Member]
Debt Instrument [Line Items]
Amount	$ 19,373	$ 18,847
Weighted-Average Rate	7.06%	6.11%
Cardinal Statutory Trust I [Member]
Debt Instrument [Line Items]
Amount	$ 16,414	$ 16,017
Weighted-Average Rate	8.05%	7.17%
UFBC Capital Trust I [Member]
Debt Instrument [Line Items]
Amount	$ 3,971	$ 3,866
Weighted-Average Rate	7.75%	6.87%
Carolina Financial Capital Trust I [Member]
Debt Instrument [Line Items]
Amount	$ 5,034	$ 5,022
Weighted-Average Rate	9.00%	8.00%
Carolina Financial Capital Trust II [Member]
Debt Instrument [Line Items]
Amount	$ 9,572	$ 9,498
Weighted-Average Rate	8.71%	7.13%
Greer Capital Trust I [Member]
Debt Instrument [Line Items]
Amount	$ 5,341	$ 5,256
Weighted-Average Rate	7.86%	6.39%
Greer Capital Trust II [Member]
Debt Instrument [Line Items]
Amount	$ 4,184	$ 4,087
Weighted-Average Rate	7.38%	6.15%
First South Preferred Trust I [Member]
Debt Instrument [Line Items]
Amount	$ 9,513	$ 9,432
Weighted-Average Rate	8.54%	7.68%
BOE Statutory Trust I [Member]
Debt Instrument [Line Items]
Amount	$ 3,772	$ 3,753
Weighted-Average Rate	8.59%	7.75%